COMMON STOCK (Detail Textuals 2) (USD $)	12 Months Ended							87 Months Ended	1 Months Ended					0 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2006	Dec. 31, 2012	Mar. 30, 2012 Rights	Mar. 30, 2012 Officers and Directors	Mar. 30, 2012 Officers and Directors Rights	May 31, 2012 Officers and Directors Restricted Stock Plan 401 K	Jan. 31, 2011 Officers and Directors Restricted Stock Plan 401 K	Dec. 14, 2012 Foreign Consultants Restricted Stock	Dec. 08, 2011 Foreign Consultants Restricted Stock Individual
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Restricted shares of common stock issued														107,500	215,000
Issuance of common stock for consulting services					$ 7,501	$ 750								$ 163,077	$ 299,710
Closing bid price												$ 1.50	$ 1.40	$ 1.85	$ 1.70
Restricted stock discount														18.00%	18.00%
Method of discount calculation														Finnerty Method	Finnerty Method
Number of Non-US consultants															6
Number of shares issued											1,014,032
Proceeds from issuance of common stock	1,267,540										1,267,540
Total proceeds from rights offering	731,639							731,639	1,267,540	1,267,540	1,267,540
Issuance of common stock for cash		265,000	304,500	1,400	235,200	755,000	20,000				731,639
Issuance of common stock for cash (in shares)											585,311
Value of shares issued for repayment of debt											535,901
Number of shares issued for repayment of debt									428,721	428,721	428,721
Due to officers or stockholders											506,750
Number of shares issued and contributed pursuant (in shares)												50,834	51,784
Shares issued and contributed pursuant, Amount												76,250	72,500
Prepaid expenses and other current assets	151,700							151,700
Investor relation expense during the period	$ 11,377
Total number of common stock subscribed under right offering									3,181,837
Subscription price									1.25
Total number of shares subscribed in the rights offering									1,014,032